Note 13 - Income Taxes	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of income tax [text block]

13.       Income Taxes

Income tax expense (recovery) varies from the amount that would be computed from applying the combined Canadian federal and provincial income tax rate to income before taxes as follows:

	2021	2020
Net loss for the year before taxes	$(25,434,376)	$(9,527,368)
Statutory Canadian corporate tax rate	27.0%	27.0%
Anticipated tax recovery	$(6,867,282)	$(2,572,389)
Non-deductible items and other differences	1,843,110	866,608
Change in unrecognized tax benefits	5,024,172	1,705,781
Actual income tax provision (recovery)	$-	$-

The significant components of the Company’s deferred tax assets (liabilities) are as follows:

	2021	2020
Non-capital loss carry forwards	$8,119,908	$5,655,576
Capital assets	2,979,317	740,484
Mineral property interests	1,765,416	1,765,416
Share issue costs	871,412	550,405
	13,736,053	8,711,881
Unrecognized deferred tax assets	(13,736,053)	(8,711,881)
Net deferred income tax assets	$-	$-

At June 30, 2021, the Company has available non-capital tax losses for Canadian income tax purposes of approximately $25,325,000, available for carry-forward to reduce future years’ taxable income, if not utilized, expiring between 2031 and 2041. At June 30, 2021, the Company has available non-capital tax losses for United States income tax purposes of approximately $6,106,000, available for indefinite carry-forward to reduce future years’ taxable income.